Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Debt Expense [Abstract]
Interest expense	$ 45,070	$ 46,345	$ 33,018
Interest capitalized	0	(1,795)	(11,098)
Swap effect	44,445	46,103	48,453
Amortization and write off of financing costs	1,896	4,107	1,569
Commitment fees	600	506	2,283
Bank charges and other	265	296	308
Total	$ 92,276	$ 95,562	$ 74,533